Average Annual Total Returns{- Fidelity® OTC Portfolio} - 07.31 Fidelity OTC Portfolio K PRO-06 - Fidelity® OTC Portfolio	Fidelity OTC Portfolio-Class K Return Before Taxes Past 1 year	Fidelity OTC Portfolio-Class K Return Before Taxes Past 5 years	Fidelity OTC Portfolio-Class K Return Before Taxes Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	39.38%	16.53%	17.26%	36.69%	14.93%	16.05%